Deposits due to customers_Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of deposits from customers [Line Items]
Total	₩ 237,900,166	$ 213,977,483	₩ 234,695,084
Present value discount
Disclosure of deposits from customers [Line Items]
Total	(43,167)		(40,010)
Deposits in local currency
Disclosure of deposits from customers [Line Items]
Total	215,993,292		211,052,198
Deposits in local currency | Deposits on demand | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	9,337,563		9,349,070
Deposits in local currency | Deposits at termination | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	198,768,356		194,292,679
Deposits in local currency | Mutual funds | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	32,292		34,055
Deposits in local currency | Deposits on notes payables | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	1,705,871		1,323,679
Deposits in local currency | Deposits on CMA | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	154,782		164,431
Deposits in local currency | Certificate of deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	4,592,575		4,436,443
Deposits in local currency | Other deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	1,401,853		1,451,841
Due from banks in foreign currencies | Deposits in foreign currencies | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	₩ 21,950,041		₩ 23,682,896